CONVERTIBLE NOTE PAYABLE	9 Months Ended
Sep. 30, 2025
Convertible Note Payable
CONVERTIBLE NOTE PAYABLE

12.	CONVERTIBLE NOTE PAYABLE

On March 21, 2025, the Company issued a convertible promissory note with a face amount of $4,330,000, with a $4,000,000 initial purchase price and a $320,000 original issue discount, to Streeterville Capital LLC (“Streeterville”). On August 11, 2025 the Company issued a second convertible promissory note with a face amount $4,320,000, with a $4,000,000 initial purchase price and a $320,000 original issue discount, to Streeterville. The notes bear interest at a rate of 8% per annum and are pursuant to a Securities Purchase Agreement (the “Purchase Agreement”) dated March 21, 2025. Under the purchase agreement, Streeterville agrees to purchase an amount of up to $40,000,000 in pre-paid purchases of the Company’s common stock, $0.0002 par value per share. The original principal amount is a $8,650,000 pre-paid purchase with a $8,000,000 initial purchase price and $640,000 original issue discount. In addition, the Company paid $10,000 to cover Streeterville’s transaction expenses, along with 62,500 shares of common stock issued as a commitment fee at closing, with a fair value of $812,500. The commitment fee was recorded as stock based compensation. A 6% fee on gross proceeds due to the Company’s investment banker of $480,000 has been capitalized in the notes payable as issuance costs. The original issue discount and issuance costs are amortized to interest expense using the effective method over a period of six months. In May 2025, Streeterville purchased 2,937,500 shares of common stock, at par value, in exchange for $588. The Company has the right to repurchase these pre-delivery shares at par value.

	September 30, 2025	December 31, 2024
March 21, 2025 issuance	$4,330,000	$-
August 11, 2025 issuance	4,320,000	-
Discount	(640,000)	-
Issuance costs	(480,000)	-
Amortization of discount and issuance costs	597,333	-
Conversion of note	(4,125,000)	-
TOTAL BALANCE	$4,002,333	$-

During the three months ended September 30, 2025, Streeterville converted $4,125,000 of the notes payable for 1,207,355 shares of common stock. Upon conversion, the Company immediately expensed to interest expense the remaining unamortized discount and issuance costs relative to the proportion of notes converted to total outstanding notes. During the three and nine months ended September 30, 2025 and 2024, the Company recognized interest expense associated with the amortization of the discount and issuance costs of $405,333 and $597,333 and $0 and $0, respectively. During the three and nine months ended September 30, 2025, the Company also recognized interest expense of $165,823 and $0, respectively.